Investments - Summary of changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Balance at beginning of year	€ 7,615	€ 7,525	€ 7,622
Acquisitions (disposals) of companies and capital increases (reductions)	52	142	94
Changes in the consolidation method (note 3)	(43)	(320)	0
Effect of equity accounting	613	702	432
Dividends distributed and reimbursements of share premium	(565)	(560)	(662)
Other global result	(24)	70	(13)
Exchange differences and other changes	(2)	56	52
Balance at end of year	7,646	7,615	7,525
Ebury Partners Limited
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	(382)	0
Zurich Santander Insurance América, S.L. - Consolidado
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(202)	(160)	(230)
Caceis
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	0	0	(144)
Hyundai Capital UK Limited
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(58)	0	0
CNP Santander
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(51)	(15)	(60)
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(51)	(139)	(52)
Metrovacesa, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(50)	(124)	(60)
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	€ (52)	€ (40)	€ (31)